SCHEDULE OF SEGMENT INFORMATION (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Product Information [Line Items]
Total net revenues	$ 2,532,499	$ 4,803
Total operating loss	(7,973,228)	(4,011,058)
Non-operating income (expense), net	57,210	(4,140,596)
Net loss before income taxes	(7,916,018)	(8,151,654)
Income tax expense	(20,993)	(2,459)
Net Loss	(7,937,011)	(8,154,113)
Diagnostic R&D [Member]
Product Information [Line Items]
Total net revenues	19,442
Total operating loss	(1,724,597)	(1,524,170)
Laboratory Services [Member]
Product Information [Line Items]
Total net revenues	2,513,057	4,803
Total operating loss	(3,769,783)	(95,041)
General Corporate Activities [Member]
Product Information [Line Items]
Total operating loss	$ (5,011,347)	$ (2,396,650)